LEASES - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Finance lease assets, net	$ 1,774	$ 570
Operating lease assets	7,936	2,681
Total lease assets	9,710	3,251
Current:
Finance lease liabilities	367	140
Operating lease liabilities	1,979	475
Non-current:
Finance lease liabilities	818	408
Operating lease liabilities	6,091	2,263
Total lease liabilities	$ 9,255	$ 3,286
Property, plant and equipment, net	Property, plant and equipment, net	Property, plant and equipment, net
Other assets	Other assets	Other assets
Debt and finance lease liabilities, current	Debt and finance lease liabilities, current (including $50.0 million and zero measured at fair value, respectively)	Debt and finance lease liabilities, current (including $50.0 million and zero measured at fair value, respectively)
Accrued expenses and other current liabilities	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Long-term debt and finance lease liabilities, net of current portion	Long-Term Debt and Lease Obligation	Long-Term Debt and Lease Obligation